Other income (Tables)	12 Months Ended
Dec. 31, 2018
Component of Operating Income [Abstract]
Schedule of other income
	For the year ended December 31,
	2016	2017	2018
	RMB	RMB	RMB

Government grants	128,550	88,873	88,488
Others	954	24,314	29,372

Total	129,504	113,187	117,860